Equity Incentive Programs (Schedule of PS and PSU Activity) (Details) (USD $)	0 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period (in shares)	343,568	351,848	351,848	0	0
Granted (in shares)			0	389,930	389,930	0
Vested (in shares)			0		0
Forfeited (in shares)			(8,280)		(38,082)
Nonvested at end of period (in shares)	343,568	351,848	343,568		351,848	0	343,568
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.39	$ 20.39	$ 20.39	$ 0.00	$ 0.00
Granted, weighted-average grant date fair value per share (in usd per share)			$ 0.00	$ 20.39	$ 20.39
Vested, Weighted-Average Grant Date Fair Value Per Share (in usd per share)			$ 0.00		$ 0.00
Forfeited, Weighted-Average Grant Date Fair Value Per Share (in usd per share)			$ 20.39		$ 20.39
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.39	$ 20.39	$ 20.39		$ 20.39	$ 0.00	20.39
Weighted- Average Remaining Contractual Term	1 year 4 months 24 days	2 years
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period (in shares)	16,208	16,208	16,208	0	0
Granted (in shares)			0	16,208	16,208
Vested (in shares)			0		0
Forfeited (in shares)			0		0
Nonvested at end of period (in shares)	16,208	16,208	16,208		16,208		16,208
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.50	$ 20.50	$ 20.50	$ 0.00	$ 0.00
Granted, weighted-average grant date fair value per share (in usd per share)			$ 0.00	$ 20.50	$ 20.50
Vested, Weighted-Average Grant Date Fair Value Per Share (in usd per share)			$ 0.00		$ 0.00
Forfeited, Weighted-Average Grant Date Fair Value Per Share (in usd per share)			$ 0.00		$ 0.00
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.50	$ 20.50	$ 20.50		$ 20.50		20.50
Weighted- Average Remaining Contractual Term	1 year 4 months 24 days	2 years
Performance Shares and Performance Share Units [Domain]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			0				0	0